Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Non-Current Assets [Abstract]
Disclosure of other non-current assets
	December 31, 2022	December 31, 2021
Prepaid pension	$381,452	$411,854
Guarantee deposits	221,002	221,370
Others	56,617	74,167
	$659,071	$707,391